Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Class A Common Stock
Common Stock – Weighted average shares outstanding, basic and diluted	8,087,431			8,079,936	216,404
Common Stock – Basic and diluted net loss per common share	$ (0.04)			$ (0.11)	$ (0.12)
Class B Common Stock
Common Stock – Weighted average shares outstanding, basic and diluted	1,941,790	1,875,000	1,875,000	1,939,935	1,875,000
Common Stock – Basic and diluted net loss per common share	$ (0.04)	$ 0.00	$ 0.00	$ (0.11)	$ (0.12)